Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2024
Other Non-Financial Liabilities [Abstract]
Other Non-Financial Liabilities	Other Non-Financial Liabilities

(in millions €)	December 31, 2024	December 31, 2023
Liabilities to employees	99.8	73.3
Liabilities from share-based payment arrangements	26.6	29.0
Liabilities from wage taxes and social securities expenses	22.7	15.1
Grants	85.2	0.8
Other	22.6	20.0
Total	256.9	138.2
Total current	169.4	125.1
Total non-current	87.5	13.1
Other Non-Financial Liabilities related to funds received based on government grants and similar grants with a total nominal amount of €326.8 million. The received funds for which no related expense has been recognized during the year ended December 31, 2024, were deferred and recognized in the Other Non-Financial Liabilities.
The government grants and similar grants are mainly related to assets such as buildings and equipment. The funding will be recognized in profit or loss within other operating income over the respective useful life of the underlying assets, see Note 2.3.9. The grants are related to conditions such as construction milestones.